DEBT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest expense		$ 1,806	$ 63	$ 4,914	$ 5,372	$ 8,131
Short Term Finance Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest at effective rate					14.30%	14.30%
Interest expense					$ 5,372	$ 8,131